Multi-Hedge Strategies Fund Expense Example - Class P [Member] - Multi-Hedge Strategies Fund - Class P	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 202
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,085
Expense Example, with Redemption, 10 Years	$ 2,346